Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events

Note 18 - Subsequent Events

The Company evaluates subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date that the financial statements were issued. During this period, the Company did not identify any subsequent events that would have required adjustment in the condensed consolidated financial statements.

CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited consolidated condensed financial statements were issued and has concluded that, other than the events described below, all such events that would require recognition or disclosure have been recognized or disclosed.

On July 31, 2024, Adagio announced the closing of its previously announced Business Combination with the Company and ListCo (the “Closing”). In connection with the Closing, ListCo changed its name to “Adagio Medical Holdings, Inc.” (ListCo following the Closing, “New Adagio”). The shares of common stock of New Adagio began trading on August 1, 2024, under the ticker symbol “ADGM” on the Nasdaq Capital Market. Upon the consummation of the Business Combination, Adagio and the Company became the direct wholly-owned subsidiaries of New Adagio (see Note 5).

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the financial statements were issued and has concluded that, other than the events described below, all such events that would require recognition or disclosure have been recognized or disclosed.

Extension Payments

On January 2, 2024, the Company approved the eighth one-month extension of the Business Combination Period. In connection with this extension of the Business Combination Period to February 2, 2024, the Company drew an aggregate of $140,000 from the Third Promissory Note. As provided for in the Amended and Restated Memorandum and Articles of Association, the Company will deposit the $140,000 into the Trust Account. The Company also drew $100,000 under the Third Promissory Note for general working capital purposes.

On February 2, 2024, the Company approved the ninth one-month extension of the time during which it may consummate an initial business combination. In connection with this extension of the Business Combination Period to March 2, 2024, the Company drew an aggregate of $140,000 from the Third Promissory Note. As provided for in the Amended and Restated Memorandum and Articles of Association, the Company will deposit the $140,000 into the Trust Account. The Company also drew $50,000 under the Third Promissory Note for general working capital purposes.

The one-month extensions on January 2 2024 and February 2, 2024 are the eighth and ninth one-month extensions, respectively, permitted under the Amended and Restated Memorandum and Articles of Association.

The Company’s Promissory Notes

On February 8, 2024, the Company issued an unsecured convertible promissory note to the Sponsor (the “Fourth Promissory Note”), pursuant to which the Company may borrow $1,000,000 from the Sponsor for general corporate purposes and to fund the monthly deposits required to be made into the Trust Account in order to extend the time period during which the Company may consummate a Business Combination (the “Fourth Working Capital Loan”) in accordance with the Amended and Restated Memorandum and Articles of Association. The Fourth Working Capital Loan will not bear any interest. In the event that the Company does not consummate a Business Combination, the Fourth Promissory Note will be repaid from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The maturity date of the Fourth Working Capital Loan may be accelerated upon the occurrence of an Event of Default (as defined under the Fourth Promissory Note). Any Working Capital Shares issuable upon conversion of the Fourth Promissory Note will not be registered under the Securities Act and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act. As of the date of this Report, $540,000 was drawn under the Fourth Promissory Note.

On February 13, 2024, the Company and the Sponsor entered into an amendment to the Second Convertible Promissory Note, pursuant to which the total principal amount up to $1,680,000 of the amounts loaned under the Second Convertible Promissory Note will be convertible at the option of the Sponsor into Working Capital Shares.

On February 13, 2024, the Company and the Sponsor amended and restated the Third Promissory Note to provide that the total principal amount loaned under the Second Convertible Promissory Note will be convertible at the option of the Sponsor into Working Capital Shares.

Business Combination Agreement

On February 13, 2024, the Company, Aja Holdco, Inc., a Delaware corporation (“ListCo”), ARYA Merger Sub, a Cayman Islands exempted company (“ARYA Merger Sub”), Aja Merger Sub 2, Inc., a Delaware corporation (“Adagio Merger Sub”), and Adagio Medical, Inc. (“Adagio”) entered into a business combination agreement (the “Business Combination Agreement”), in connection with a proposed business combination (the “Proposed Adagio Business Combination”), which contains certain customary representations, warranties, and covenants by the parties thereto. As further described in the Business Combination Agreement, the closing of the Proposed Adagio Business Combination (the “Closing”) is subject to certain customary conditions and risks.

The Business Combination Agreement provides, among other things, for the consummation of the following transactions:

1.	ARYA Merger Sub will merge with and into the Company (the “ARYA Merger”) and Adagio Merger Sub will merge with and into Adagio (the “Adagio Merger” and, together with the ARYA Merger, the “Mergers”), with the Company and Adagio surviving the Mergers and, after giving effect to such Mergers, each of the Company and Adagio becoming a wholly owned subsidiary of ListCo, on the terms and subject to the conditions in the Business Combination Agreement;
2.	(i) each issued and outstanding Class A ordinary share will be automatically cancelled, extinguished and converted into the right to receive one share of common stock, par value $0.0001 per share, of ListCo after giving effect to the consummation of the transactions contemplated by the Business Combination Agreement (“New Adagio”) (the “New Adagio Common Stock”) and (ii) each issued and outstanding Class B ordinary share will be automatically cancelled, extinguished and converted into the right to receive one share of New Adagio Common Stock, other than 1,000,000 Class B ordinary shares that will be forfeited by the Sponsor, and issued to PIPE Investors (as defined below), including Perceptive Life Sciences Master Fund, Ltd, a Cayman Islands exempted company (the “Perceptive PIPE Investor”). 1,147,500 shares of New Adagio Common Stock issuable to the Sponsor will be subject to share trigger price vesting and will vest if, prior to the tenth anniversary of the Closing, the post-closing share price of New Adagio equals or exceeds $24.00 per share for any 20 trading days within any 30 trading day period (the “Share Trigger Price Vesting”);
3.	(i) each warrant of Adagio will be either (x) terminated, or (y) “net” exercised in exchange for shares of common stock, par value $0.01 per share, of Adagio (“Adagio Common Stock”); (ii) all issued and outstanding unsecured convertible promissory notes of Adagio (excluding the convertible notes issued by Adagio to the Perceptive PIPE Investor pursuant to the note purchase agreements dated April 4, 2023 and November 28, 2023, between Adagio and the Perceptive PIPE Investor (collectively, the “2023 Bridge Financing Notes”) and the 2024 Bridge Financing Notes (as defined below)) (the “Adagio Convertible Notes”), including any accrued and unpaid interest thereon, will be automatically and fully converted into shares of Adagio Common Stock in accordance with the terms of such Adagio Convertible Notes and such Adagio Convertible Notes will be cancelled, satisfied, extinguished, discharged and retired in connection with such conversion (the “Adagio Convertible Notes Conversion”); (iii) each share of preferred stock, par value $0.001 per share, of Adagio (the “Adagio Preferred Stock”) that is issued and outstanding will be automatically converted into shares of Adagio Common Stock and each such share of Adagio Preferred Stock will be cancelled; (iv) all issued and outstanding shares of Adagio Common Stock (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law, as amended, are properly exercised and not withdrawn) will be automatically cancelled, extinguished and converted into the right to receive shares of New Adagio Common Stock based on the exchange ratio set forth in the Business Combination Agreement; (v) each issued, outstanding and unexercised option to purchase Adagio Common Stock (“Adagio Option”) that is vested as of such time or will vest in connection with, or after taking into account the effect of, the consummation of the transactions contemplated by the Business Combination Agreement with an aggregate value that exceeds the aggregate exercise price of such Adagio Option (each an “In-the-Money Adagio Option”) will be cancelled and extinguished in exchange for options to purchase shares of New Adagio Common Stock, and each issued and outstanding Adagio equity award (other than an In-the-Money Adagio Option) will automatically be canceled and extinguished for no consideration and each holder thereof will cease to have any rights with respect thereto.

Sponsor Letter Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, the Sponsor, each holder of Class B ordinary shares (the “Other Class B Shareholders” and with the Sponsor, the “Class B Shareholders”), including the Company’s directors and officers (together with the Class B Shareholders, the “Insiders”), ListCo and Adagio entered into a letter agreement (the “Sponsor Letter Agreement”), pursuant to which, among other things, (i) each Class B Shareholder agreed to vote in favor of each of the transaction proposals to be voted upon at the meeting of the Company’s shareholders, including the proposal to approve the Business Combination Agreement and the transactions contemplated thereby, (ii) each Class B Shareholder agreed to waive any adjustment to the conversion ratio set forth in the amended and restated memorandum and articles of association or any other anti-

dilution or similar protection with respect to the Class B ordinary shares (whether resulting from the transactions contemplated by the Subscription Agreements (as defined below) or otherwise), (iii) each of the Insiders and the Company agreed to terminate the lock-up provisions contained in the certain letter agreement between the Company, the Sponsor and the directors and officers of the Company, and to replace such lock-up provisions with the transfer restrictions included in the Investor Rights Agreement (as defined below) and to waive the adjustment or anti-dilution protections contained in the Amended and Restated Memorandum and Articles of Association, (iv) each Class B Shareholder agreed to be bound by certain transfer restrictions with respect to his, her or its shares in the Company prior to the Closing, (v) the Sponsor agreed that 1,147,500 shares of New Adagio Common Stock issued to the Sponsor will be subject to Share Trigger Price Vesting, and (vi) the Sponsor has agreed to irrevocably forfeit, surrender and transfer to the Company for no consideration 1,000,000 Class B ordinary shares, which will be issued by ListCo to the PIPE Investors, including the Perceptive PIPE Investor.

Adagio Stockholder Transaction Support Agreements

Pursuant to the Business Combination Agreement, certain stockholders of Adagio entered into transaction support agreements (collectively, the “Adagio Transaction Support Agreements”) with the Company and Adagio, pursuant to which such stockholders of Adagio agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby and (ii) be bound by certain covenants and agreements related to the Proposed Adagio Business Combination.

PIPE Financing (Private Placement)

In connection with the execution of the Business Combination Agreement, ListCo and the Company entered into Subscription Agreements (the “Subscription Agreements”) with the Perceptive PIPE Investor and certain other investors (the “Other PIPE Investors,” and, together with the Perceptive PIPE Investor, the “PIPE Investors”), pursuant to which the PIPE Investors committed financing valued at approximately $45,000,000, which includes (i) commitments by certain investors to subscribe for and purchase Class A ordinary shares in the open market and not to redeem such shares prior to the date the Closing occurs (the “Closing Date”), (ii) non-redemption commitments by certain investors, (iii) the contribution of $23,000,000 of 2023 Bridge Financing Notes to ListCo, and (iv) an additional cash investment by the Perceptive PIPE Investor of approximately $8.1 million (which amount may be reduced by up to approximately $1,070,575 subject to Additional Financing being raised prior to Closing), as described in more detail below (together, the “PIPE Financing”). In connection with the PIPE Financing, certain PIPE Investors will also be issued warrants to purchase shares of New Adagio Common Stock at $10.00 per share, subject to adjustment (the “Warrants”) and/or Pre-Funded Warrants (as defined below). As provided for in the Subscription Agreements, the number of shares of New Adagio Common Stock and Warrants issuable to the PIPE Investors will depend on the redemption value of the Class A ordinary shares at Closing, the average per share price of the Class A ordinary shares purchased by certain PIPE Investors in the open market and the amount of interest on the 2023 Bridge Financing Notes that will have accrued and be unpaid at Closing and be contributed to ListCo in exchange for shares of New Adagio Common Stock. In connection with the PIPE Financing, certain PIPE Investors also committed to purchase pre-funded warrants, which are exercisable for a nominal exercise price of $0.01 (the “Pre-Funded Warrants,” and together with the Warrants, the “PIPE Warrants”). The shares of New Adagio Common Stock and PIPE Warrants to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ListCo will grant the PIPE Investors certain registration rights in connection with the PIPE Financing. The PIPE Financing is contingent upon, among other things, the substantially concurrent Closing.

Convertible Security Financing (Private Placement)

In connection with the execution of the Business Combination Agreement, certain investors, including the Perceptive PIPE Investor (the “Convert Investors”), executed a securities purchase agreement, dated February 13, 2024, with ListCo (the “Convertible Security Subscription Agreement”), pursuant to which ListCo issued on the Closing Date to the Convert Investors $20,000,000 aggregate principal amount of 13% senior secured convertible notes (the “New Adagio Convertible Notes”), which will be convertible into shares of New Adagio Common Stock at a conversion price of $10.00 per share, subject to adjustment (the “Conversion Shares”), and 1,500,000 warrants (the “Convert Warrants”), which will be exercisable on a cashless basis or for cash at a price of $24.00 per share, subject to adjustment (the “Base Convert Financing”), and will expire on the seventh anniversary of the Closing. Such $20,000,000 of financing in the form of New Adagio Convertible Notes includes the Perceptive Convertible Note Commitment (as defined below) and includes the conversion of the 2024 Bridge Financing Notes (as defined below) into New Adagio Convertible Notes at Closing, subject in each case to Additional Financing (as defined below) being raised prior to Closing, as further described below. The New Adagio Convertible Notes will have a maturity of three years and nine months after Closing and interest will be payable in cash or compound as additional principal outstanding. As described above, in connection with the execution of the Convertible Security Subscription Agreement, the Perceptive PIPE Investor also purchased a $7,000,000 convertible promissory note of Adagio (the “2024 Bridge Financing Notes”) pursuant to a note purchase agreement, dated February 13, 2024, by and among the Perceptive PIPE Investor, Adagio and ListCo (the “2024 Bridge Financing Notes Subscription Agreement”). On the Closing Date, pursuant to the terms of the 2024 Bridge Financing Notes and the 2024 Bridge Financing Note Subscription Agreement, the 2024 Bridge Financing Notes will convert into New Adagio Convertible Notes and Convert Warrants, and the Perceptive PIPE Investor will subscribe for $5,500,000 aggregate principal amount of New Adagio Convertible Notes and 937,500 Convert Warrants, on the same terms as the other Convert Investors executing the Convertible Security Subscription Agreement (such commitment by the Perceptive PIPE Investor to purchase New Adagio Convertible Notes and Convert Warrants, the “Perceptive Convertible Note Commitment,” and the conversion of the 2024 Bridge Financing Note and purchase of New Adagio Convertible Notes and Convert Warrants pursuant to the Perceptive Convertible Note Commitment as part of the Base Convert Financing, the “Convertible Security Financing”). Subject to the Company and New Adagio receiving any new financing or commitment for financing (any such financing, an “Additional Financing”), whether in the form of equity, debt or convertible debt, before the Closing Date, the Perceptive PIPE Investor may request that on the Closing Date the 2024 Bridge Financing Note is repaid, the Perceptive Convertible Note Commitment is reduced or a combination of both. The New Adagio Convertible Notes and the Convert Warrants issuable in connection with the Convertible Security Financing have not been registered under the Securities Act and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ListCo will grant the Convert Investors certain registration rights in connection with the Convertible Security Financing. The Convertible Security Financing is contingent upon, among other things, the substantially concurrent Closing.

Pursuant to the terms of the Convertible Security Subscription Agreement, on the Closing Date, ListCo, certain of its subsidiaries (other than Adagio Medical GmbH, a company organized under the laws of Germany and an excluded subsidiary thereunder) (the “Subsidiaries”) and the collateral agent (the “Collateral Agent”) on behalf of the Convert Investors, will enter into a security and pledge agreement (the “Convert Security Document”), pursuant to which ListCo and the Subsidiaries will (i) pledge the equity interests in the Subsidiaries to the Collateral Agent, (ii) pledge all of their respective promissory notes, securities and other instruments evidencing indebtedness to the Collateral Agent, and (iii) grant to the Collateral Agent a security interest in and lien on all of their respective personal property and assets, including, among other items, all of their deposit accounts, chattel paper, documents, equipment, general intangibles, instruments and inventory, and all proceeds therefrom, in each case subject to customary exceptions, all as set forth in the form of the Convert Security Document. Additionally, pursuant to the terms of the Convertible Security Subscription Agreement, on the Closing Date, the Subsidiaries will deliver a guaranty (the “Convert Guaranty”) to the Collateral Agent pursuant to which the Subsidiaries will, jointly and severally, guaranty ListCo’s obligation to repay the New Adagio Convertible Notes and all other obligations of ListCo under the Convertible Security Subscription Agreement and the New Adagio Convertible Notes and other related transaction documents, as set forth in the form of the Convert Guaranty. Any additional subsidiaries of ListCo formed or acquired after the closing date will be required to join the Convert Guaranty as additional guarantors.

Convert Registration Rights Agreement

The Conversion Shares, the Convert Warrants, the Convert Warrant Shares, the New Adagio Convertible Notes and any capital stock of ListCo issued or issuable with respect to the Conversion Shares, have not been registered under the Securities Act. In connection with the Convertible Security Subscription Agreement, ListCo and the Convert Investors agreed to enter into a Registration Rights Agreement (the “Convert Registration Rights Agreement”), pursuant to which ListCo will be required to file a registration statement on Form S-3 or, if not available, Form S-1 (the “Convert Registration Statement”) with the SEC to register for resale all of the Registrable Securities (as defined in the Convert Registration Rights Agreement), as soon as practicable, but in no event later than the Filing Deadline (as defined in the Convert Registration Rights Agreement). In the event that the number of shares registered for resale under the Convert Registration Statement is insufficient to cover all of the Registrable Securities, ListCo will amend the Registration Statement or file with the SEC a new registration statement to cover at least the Required Registration Amount (as defined in the Convert Registration Rights Agreement) as of the trading day immediately preceding the date of the filing of such amendment or new registration statement, as soon as practicable, but in any event not later than 15 days after the necessity therefor arises. If ListCo fails to file the Convert Registration Statement when required, fails to obtain effectiveness by SEC when required or fails to maintain the effectiveness of the Convert Registration Statement pursuant to the terms of Section 2(e) of the Convert Registration Rights Agreement, then as partial relief for the damages to any holder by reason of any such delay in or reduction of, its ability to sell the underlying shares of New Adagio Common Stock, ListCo will be required to pay each holder of Registrable

Securities relating to such Convert Registration Statement an amount equal to one percent of such Convert Investor’s original principal amount according to the timelines laid out in Section 2(e) of the Convert Registration Rights Agreement.

Investor Rights Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, ListCo, the Perceptive PIPE Investor, the Sponsor, the Other Class B Shareholders and certain Adagio stockholders entered into an investor rights agreement (the “Investor Rights Agreement”) pursuant to which, among other things, the Perceptive PIPE Investor, the Sponsor, the Other Class B Shareholders and certain Adagio stockholders and investors in the Convertible Security Financing will be granted certain customary registration rights. Further, subject to customary exceptions set forth in the Investor Rights Agreement, the shares of New Adagio Common Stock beneficially owned or owned of record by the Sponsor, the Perceptive PIPE Investor, certain officers and directors of the Company and New Adagio (including any shares of New Adagio Common Stock issued pursuant to the Business Combination Agreement or the PIPE Financing) will be subject to a lock-up period beginning on the Closing Date until the date that is the earlier of (i) 365 days following the Closing Date (or six months after the Closing Date, in the case of Olav Bergheim, John Dahldorf, Hakon Bergheim, Todd Wider, Michael Henderson and Leslie Trigg) or (ii) the first date subsequent to the Closing Date with respect to which the closing price of the shares of New Adagio Common Stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing Date.

Adoption of Second Extension Amendment Proposal

On February 27, 2024, the Company held an extraordinary general meeting of shareholders in view of approving an amendment to the Amended and Restated Memorandum and Articles of Association to extend the Termination Date from March 2, 2024 (the “Previous Termination Date”) to April 2, 2024 (the “Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis for up to eleven times by an additional one month each time after the Articles Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until March 2, 2025 or a total of up to forty-eight months from the closing of the initial public offering, unless the closing of a Business Combination shall have occurred prior thereto (the “Second Extension Amendment Proposal”). In connection with the initial one-month extension from the Previous Termination Date to the Articles Extension Date, the Company made a deposit into the Trust Account of $111,000 and drew down on the Fourth Promissory Note to finance this deposit. In connection with any subsequent optional monthly extensions following the Articles Extension Date, the Sponsor is expected to make deposits of $111,000 per month into the Trust Account and borrow the necessary funds from the Sponsor in the form of convertible notes, as provided for in the amendment to the Amended and Restated Memorandum and Articles of Association that was adopted on February 27, 2024.

As contemplated by the Amended and Restated Memorandum and Articles of Association, the holders of Public Shares were able to elect to redeem all or a portion of their Public Shares in exchange for their pro rata portion of the funds held in the Trust Account in connection with the Second Extension Amendment Proposal. On February 27, 2024, the Second Extension Amendment Proposal was adopted and 390,815 Public Shares were redeemed for an aggregate amount of approximately $4,358,804. Following the adoption of the Second Extension Amendment Proposal, the Company had 3,799,016 Class A ordinary shares, including 3,300,016 Public Shares and 499,000 private placement shares, and 3,737,500 Class B ordinary shares issued and outstanding. Following the approval of the Second Extension Amendment Proposal, the ordinary shares held by the initial shareholders represented 56.2% of the issued and outstanding ordinary shares (including Private Placement Shares).